Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [Abstract]
Trade and other payables
	2020 £’000	2019 £’000
Trade payables	5,783	15,729
Other taxation and social security	620	522
Pension Liability	2	1
Accruals	19,323	13,249
	25,728	29,501